COLLABORATIVE AGREEMENTS (Details Textual) (USD $)	3 Months Ended		12 Months Ended		72 Months Ended	75 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Agreements, Royalty Percentage			2.00%
Research and development	$ 517,000	$ 664,000	$ 2,088,992	$ 583,869	$ 4,278,647	$ 4,796,000
UMass Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Research and development			$ 34,441